Accounts Receivables - Concessions	12 Months Ended
Dec. 31, 2022
Accounts Receivables - Concessions
Accounts Receivables - Concessions

9.	Accounts Receivables - Concessions

	12.31.2022	12.31.2021
Power distribution service concession (9.1)	1,442,819	1,200,708
Piped gas distribution service concession (9.2)	-	233,026
Bonus from the grant of concession agreements under the quota system (9.3)	766,832	730,851
Generation concession agreements (9.4)	68,642	102,220
	2,278,293	2,266,805
Current	8,603	5,121
Noncurrent	2,269,690	2,261,684

9.1	Power distribution service concession

Balance as of January 1, 2021	960,518
Transfers from contract assets (Note 10.1)	125,492
Transfers to intangible assets (Note 17.1)	8,385
Transfers to other receivables (assets held for disposal)	(2,407)
Fair value recognition	108,733
Loss on disposal	(13)
Balance as of December 31, 2021	1,200,708
Transfers from contract assets (Note 10.1)	168,072
Transfers to other receivables (assets held for disposal)	(5,048)
Fair value recognition	79,169
Loss on disposal	(82)
Balance as of December 31, 2022	1,442,819

Balance corresponding to the estimated portion of investments made in the public service infrastructure whose useful life exceeds the concession period and which, according to the contractual provision, will be indemnified by the Granting Authority at the end of the concession.

9.2	Piped gas distribution service concession

Balance as of January 1, 2021	189,416
Transfers from contract assets (Note 10.2)	8,310
Transfers to intangible assets (Note 17.3)	1,398
Fair value recognition	33,909
Loss on disposal	(7)
Balance as of December 31, 2021	233,026
Transfers from intangible assets (Note 17.3)	(243,628)
Fair value recognition	10,772
Loss on disposal	(170)
Balance as of December 31, 2022	-

As a result of the renewal of the concession described in Note 2.1.1, the balance of these accounts receivable was fully transferred to intangible assets.

9.3	Bonus from the grant of concession agreements under the quota system

Balance as of January 1, 2021	671,204
Transfers to electricity grid use charges - customers	(74,835)
Interest (Note 30.1)	134,482
Balance as of December 31, 2021	730,851
Transfers to electricity grid use charges - customers	(82,458)
Interest (Note 30.1)	118,439
Balance as of December 31, 2022	766,832

On January 5, 2016, Copel GeT entered into a 30-year concession agreement of HPP GPS, in accordance with Law No. 12,783/2013, with payment of the Bonus from the Grant - BO to the Granting Authority, amounting to R$574,827, as per Aneel Invitation to Bid 12/2015.

The amount of the bonus for the grant was recognized as a financial asset due to the unconditional right of Copel GeT to receive the amount paid with inflation adjustment based on IPCA and interest during the concession period.

9.4	Power generation concession contract

Balance as of January 1, 2021	81,202
Remeasurement	18,414
Reversal of impairment	2,604
Balance as of December 31, 2021	102,220
Remuneration	1,934
Fair value adjustment	(35,512)
Balance as of December 31, 2022	68,642

Residual balance of the electricity generation assets of HPP GPS and HPP Mourão I. Copel GeT depreciated the plants until 2015, the expiration date of the concessions, and the remaining balance was reclassified to accounts receivable related to the concession and subsequently measured at the best estimate of fair value.

On December 17, 2015, Copel GeT expressed to Aneel its interest in receiving the indemnifiable amount, with proof of the realization of the respective investments, and on July 22, 2022, it filed the updated indemnifiable amount evaluation report. The Company awaits a statement from Aneel.